Related parties disclosure	12 Months Ended
Dec. 31, 2024
Related Party Transactions [Abstract]
Related parties disclosure

Note 34.      Related parties disclosure

Subsidiaries

As at December 31, 2024, the consolidated financial statements of the Group include the entities listed in the following table:

Group Company Name	Country of incorporation	Year of incorporation	Share Capital	% ownership as at December 31, 2024	% ownership as at December 31, 2023	Nature of business
SEALSQ France SAS	France	2010	EUR 1,473,162	100%	100%	Chip manufacturing, sales & distribution
WISeKey IoT Japan KK	Japan	2017	JPY 1,000,000	100%	100%	Sales & distribution
SEALSQ France Taiwan Branch	Taiwan	2017	TWD 100,000	100%	100%	Sales & distribution
SEALSQ USA Ltd	U.S.A.	2024	Nil	100%	n/a	Sales & distribution

Related party transactions and balances

		Receivables as at		Payables as at		Net expenses to			Net income from
	Related Parties	December 31,	December 31,	December 31,	December 31,	in the year ended December 31,			in the year ended December 31,
	(in USD'000)	2024	2023	2024	2023	2024	2023	2022	2024	2023	2022
1	Carlos Moreira	-	-	953	-	-	-	-	-	-	-
2	John O'Hara	-	-	381	-	-	-	-	-	-	-
3	Ruma Bose	-	-	13	28	97	33	-	-	-	-
4	Cristina Dolan	-	-	13	-	74	-	-	-	-	-
5	David Fergusson	-	-	-	-	18	-	-	-	-	-
6	Danil Kerimi	-	-	13	8	105	8	-	-	-	-
7	Eric Pellaton	-	-	13	-	74	-	-	-	-	-
8	Peter Ward	-	-	-	-	6	-	-	-	-	-
9	WISeKey International Holding AG	-	-	4,821	7,100	4,752	5,283	796	-	-	-
10	WISeKey SA	-	-	237	-	978	-	-	-	-	-
11	WISeKey USA Inc	-	-	-	981	-	827	558	-	-	-
12	WISeKey Semiconductors GmbH	-	-	-	881	84	180	105	-	-	-
13	WISeCoin AG	-	-	3,445	3,389	75	75	86	-	-	-
14	SEALCoin AG	223	-	-	-	-	-	-	227	-	-
	Total	223	-	9,889	12,387	6,263	6,406	1,545	227	-	-

1. Carlos Moreira is a member of the Board and the CEO of SEALSQ Corp. A short-term payable to Carlos Moreira in an amount of USD 953,397 was outstanding as at December 31, 2024, made up of accrued bonuses and social charges thereon.

2. John O’Hara is a member of the Board and the CFO of SEALSQ Corp. A short-term payable to John O’Hara in an amount of USD 381,359 was outstanding as at December 31, 2024, made up of accrued bonuses and social charges thereon.

3. Ruma Bose is a member of the board of directors of SEALSQ Corp. The expenses recorded in the income statement in the year ended, and the payable balance as at, December 31, 2024 relate to her Board fee.

4. Cristina Dolan is a member of the board of directors of SEALSQ Corp. The expenses recorded in the income statement in the year ended, and the payable balance as at, December 31, 2024 relate to her Board fee.

5. David Fergusson is a member of the board of directors of SEALSQ Corp. The expenses recorded in the income statement in the year ended, December 31, 2024 relate to his Board fee.

6. Danil Kerimi is a member of the board of directors of SEALSQ Corp. The expenses recorded in the income statement in the year ended, and the payable balance as at, December 31, 2024 relate to his Board fee.

7.. Eric Pellaton is a member of the board of directors of SEALSQ Corp. The expenses recorded in the income statement in the year ended, and the payable balance as at, December 31, 2024 relate to his Board fee.

8. Peter Ward is a member of the board of directors of SEALSQ Corp and was the CFO of the Group until January 2024. The expenses recorded in the income statement in the year to, December 31, 2024 relate to his Board fee.

9. WISeKey International Holding AG has a controlling interest in the SEALSQ Group. It provides financing and management services, including, but not limited to, sales and marketing, accounting, finance, legal, taxation, business and strategy consulting, public relations, marketing, risk management, information technology and general management. The expenses in relation to WISeKey International Holding AG recorded in the income statement in the year to, and the payable balance as at December 31, 2024, relate to the recharge of management services.

10. WISeKey SA is part of the group headed by WISeKey International Holding AG (the “WISeKey Group”) and employs supporting staff who work for the SEALSQ Group. The expenses in relation to WISeKey SA recorded in the income statement in the year to, and the payable balance as at December 31, 2024, relates to the recharge of employee costs.

11. WISeKey USA Inc is part of the WISeKey Group.

12. WISeKey Semiconductors GmbH is part of the WISeKey Group and employs sales staff who work for the SEALSQ Group. The expenses recorded in the income statement in relation to WISeKey Semiconductors GmbH in the year ended December 31, 2024 relate to the recharge of employee costs.

13. WISeCoin AG is part of the WISeKey Group. The expenses in relation to WISeCoin AG recorded in the income statement in the year ended, and the payable balance as at, December 31, 2024 relate to an outstanding loan and the interest thereon.

14. SEALCOIN AG is part of the WISeKey Group. The income in relation to SEALCOIN AG recorded in the income statement in the year ended, and the receivable balance as at, December 31, 2024, relate to services provided by SEALSQ.